Net Income Attributable to Canon Inc. Shareholders per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Reconciliation of Numerators and Denominators of Basic and Diluted Net Income Attributable to Canon Inc. Shareholders Per Share Computations
A reconciliation of the numerators and denominators of basic and diluted net income attributable to Canon Inc. shareholders per share computations is as follows:

	Years ended December 31
	2022	2021	2020

	(Millions of yen)
Basic net income attributable to Canon Inc.	243,961	214,718	83,318
Diluted net income attributable to Canon Inc.	243,957	214,714	83,315

	(Number of shares)
Weighted average common shares outstanding	1,030,644,385	1,045,632,588	1,049,802,197
Effect of dilutive securities:
Stock options	334,875	277,066	229,691

Diluted common shares outstanding	1,030,979,260	1,045,909,654	1,050,031,888

	(Yen)
Net income attributable to Canon Inc. shareholders per share:
Basic	236.71	205.35	79.37
Diluted	236.63	205.29	79.35